State Street Bank and Trust Company

Legal Services Department

4 Copley Place, 5th Floor

Boston, MA 02116

August 13, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Taiwan Fund, Inc. (the “Fund”)

File No. 811-04893

Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a definitive copy of the Notice and Proxy Statement to be sent to stockholders in connection with a Special Meeting of Stockholders of the Fund to be held on September 22, 2014. The close of business on July 31, 2014 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

(1)	To approve the proposed Investment Advisory Agreement between the Fund and JF International Management Inc.; and

(2)	To transact such other business as may properly come before the Meeting or any adjournments thereof.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link

Brian F. Link

Secretary of the Fund

Enclosures